Financial Instruments - Financial liabilities (Details) - Financial liabilities at amortised cost, category - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Measured at amortized cost:
Total	$ 707,306	$ 736,398
Short-term secured borrowings
Measured at amortized cost:
Total	503,700	453,000
Accounts payables and other payables (including related parties)
Measured at amortized cost:
Total	160,940	174,769
Long-term unsecured borrowings (including current portion)
Measured at amortized cost:
Total	34,500	40,500
Lease liabilities (including current and noncurrent)
Measured at amortized cost:
Total	7,160	11,380
Guarantee deposits
Measured at amortized cost:
Total	$ 1,006	$ 56,749